Loans and Borrowings - Summary of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current liabilities
Unsecured bank loans	₺ 25,595,454	₺ 36,809,354
Secured bank loans	6,600,324	5,703,670
Lease liabilities	3,777,631	2,390,599
Debt securities issued	16,461,755	38,759,036
Total non-current liabilities	52,435,164	83,662,659
Current liabilities
Unsecured bank loans	28,982,083	28,254,091
Secured bank loans	1,222,252	1,117,148
Lease liabilities	1,044,893	1,114,322
Debt securities issued	20,655,867	7,251,528
Total current liabilities	₺ 51,905,095	₺ 37,737,089